Organization and Description of Business (Details)							12 Months Ended
		Dec. 05, 2023 USD ($)	Dec. 04, 2023 $ / shares shares	Dec. 01, 2023 $ / shares shares	Nov. 30, 2023 $ / shares shares	Apr. 03, 2023	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2024 shares	Mar. 31, 2026 CNY (¥)	Dec. 05, 2025 USD ($)	Dec. 05, 2025 CNY (¥)	Sep. 16, 2025 HKD ($)	Sep. 12, 2025 USD ($)	Jul. 16, 2025 USD ($)	Jul. 16, 2025 HKD ($)	Jun. 16, 2025 $ / shares	Mar. 31, 2025 $ / shares	Aug. 17, 2022 USD ($)	Mar. 25, 2020 USD ($)	Mar. 25, 2020 HKD ($)	Nov. 10, 2016 USD ($)	Nov. 10, 2016 HKD ($)	Jun. 17, 2016 USD ($)
Organization and Description of Business [Line Items]
Incorporated date							Aug. 11, 2022
Ordinary shares, price per share (in Dollars per share) | $ / shares	[1]						$ 0.0002										$ 0.0002
Public offering, price per share (in Dollars per share) | $ / shares																$ 0.02
Gross proceeds (in Dollars)		$ 11,500,000
Ownership interests percentage						100.00%	100.00%
Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares (in Shares) | shares	[2]							14,375
Ordinary shares, price per share (in Dollars per share) | $ / shares				$ 800
Underwriter option term					45 days
I Win Holdings Limited [Member]
Organization and Description of Business [Line Items]
Share capital value																			$ 2,000,000	$ 15,901,000
Voting rights percentage						50.00%	50.00%		50.00%
I Win Securities Limited [Member]
Organization and Description of Business [Line Items]
Share capital value																					$ 2,400,000	$ 19,000,000
Lobster Financial Holdings Limited [Member]
Organization and Description of Business [Line Items]
Voting rights percentage							50.00%		50.00%
Smark Holding Limited [Member]
Organization and Description of Business [Line Items]
Voting rights percentage							50.00%		50.00%
17 Uno Limited [Member]
Organization and Description of Business [Line Items]
Share capital value																		$ 1
Shenyang Mental Aether Technology Company Limited (“Shenyang”) [Member]
Organization and Description of Business [Line Items]
Share capital value							$ 2,000,000		¥ 13,868,520	$ 5,100,000	¥ 35,394,500
Mental Form (BVI) Limited [Member]
Organization and Description of Business [Line Items]
Share capital value													$ 10,000
Mental Form (HK) Limited [Member]
Organization and Description of Business [Line Items]
Share capital value												$ 1
I Win Asset Management Limited [Member]
Organization and Description of Business [Line Items]
Share capital value																			$ 100,000	$ 900,000
I Win Consulting Limited [Member]
Organization and Description of Business [Line Items]
Share capital value														$ 127	$ 1,000
China Union Financial Holding Limited [Member]
Organization and Description of Business [Line Items]
Share capital value																							$ 1,000
IPO [Member] | Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares (in Shares) | shares				12,500
Public offering, price per share (in Dollars per share) | $ / shares				$ 800
Over-Allotment Option [Member] | Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares (in Shares) | shares			1,875		1,875
Public offering, price per share (in Dollars per share) | $ / shares			$ 800	$ 800	$ 800
Gross proceeds (in Dollars)		$ 11,500,000

[1]	Par value amounts are presented on a rounded basis to four decimal places and have been retrospectively adjusted to reflect the reverse share split effected on March 6, 2026
[2]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect (i) the recapitalization effected through the share allotments on April 3, 2023 and April 20, 2023, which was reflected in prior period financial statements, and (ii) the 200-for-1 reverse share split of the Company’s Class A ordinary shares effected on March 6, 2026. The reverse share split has been applied retroactively to all Class A ordinary share amounts and per share data presented herein. Class B ordinary shares were not subject to the reverse share split.